Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Allowance for credit losses	¥ 390,614	¥ 457,344
Operating loss carryforwards	86,747	93,134
Loans	0	0
Accrued liabilities and other	328,371	386,583
Premises and equipment	113,572	122,705
Derivative financial instruments	649,519	530,127
Obligations under operating leases	89,790	86,288
Valuation allowance	(122,241)	(130,881)
Total deferred tax assets	1,536,372	1,545,300
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	642,105	729,381
Loans	3,466	2,186
Intangible assets	87,064	73,522
Lease transactions	16,866	12,240
Defined benefit plans	270,634	221,440
Investments in subsidiaries and affiliates	1,002,424	841,186
Right-of-use assets of operating leases	64,074	60,432
Other	81,284	74,821
Total deferred tax liabilities	2,167,917	2,015,208
Net deferred tax liabilities	¥ (631,545)	¥ (469,908)